Stock Options, Stock Purchase Plan and Warrants - Summarizes Information About Our Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding number of options	5,725,798
Weighted average remaining contractual life outstanding	2 years 2 months 12 days
Outstanding average exercise price	$ 1.22
Exercisable, number of options	4,205,173
Weighted average remaining contractual life exercisable	1 year 9 months 18 days
Exercisable, average exercise Price	$ 0.89
Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 0.00
Price Range, Maximum	$ 0.50
Outstanding number of options	930,000
Weighted average remaining contractual life outstanding	1 year
Outstanding average exercise price	$ 0.28
Exercisable, number of options	930,000
Weighted average remaining contractual life exercisable	1 year
Exercisable, average exercise Price	$ 0.28
Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 0.51
Price Range, Maximum	$ 0.75
Outstanding number of options	350,504
Weighted average remaining contractual life outstanding	2 years 3 months 18 days
Outstanding average exercise price	$ 0.64
Exercisable, number of options	350,504
Weighted average remaining contractual life exercisable	2 years 3 months 18 days
Exercisable, average exercise Price	$ 0.64
Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 0.76
Price Range, Maximum	$ 1.00
Outstanding number of options	1,589,000
Weighted average remaining contractual life outstanding	1 year 9 months 18 days
Outstanding average exercise price	$ 0.80
Exercisable, number of options	1,589,000
Weighted average remaining contractual life exercisable	1 year 9 months 18 days
Exercisable, average exercise Price	$ 0.80
Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 1.01
Price Range, Maximum	$ 1.50
Outstanding number of options	1,274,294
Weighted average remaining contractual life outstanding	2 years 4 months 24 days
Outstanding average exercise price	$ 1.38
Exercisable, number of options	864,669
Weighted average remaining contractual life exercisable	2 years 2 months 12 days
Exercisable, average exercise Price	$ 1.38
Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 1.51
Price Range, Maximum	$ 2.00
Outstanding number of options	1,166,000
Weighted average remaining contractual life outstanding	2 years 9 months 18 days
Outstanding average exercise price	$ 1.69
Exercisable, number of options	462,000
Weighted average remaining contractual life exercisable	2 years 2 months 12 days
Exercisable, average exercise Price	$ 1.66
Range Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 2.01
Price Range, Maximum	$ 3.00
Outstanding number of options	40,000
Weighted average remaining contractual life outstanding	4 years 2 months 12 days
Outstanding average exercise price	$ 2.60
Exercisable, number of options	5,000
Weighted average remaining contractual life exercisable	4 years
Exercisable, average exercise Price	$ 2.48
Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 3.01
Price Range, Maximum	$ 3.98
Outstanding number of options	376,000
Weighted average remaining contractual life outstanding	4 years 4 months 24 days
Outstanding average exercise price	$ 3.77
Exercisable, number of options	4,000
Weighted average remaining contractual life exercisable	4 years 3 months 18 days
Exercisable, average exercise Price	$ 3.76